Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	31 December 2021
	£'000	£'000
Within one year	1,454	1,075
One to five years	5,032	3,811
More than 5 years	596	415
	7,082	5,301